NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable [Abstract]
Schedule of notes payable
(in thousands)	September 30, 2012	December 31, 2011
Joint Venture note	$10,212	$10,374
FHLB advances	25,000	25,000
	$35,212	$35,374